Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Scheduled Maturities of Time Deposits	Scheduled maturities of time deposits for the next five years were as follows at December 31, 2015:

(Dollars in thousands)
2016	$38,264
2017	31,266
2018	9,614
2019	11,771
2020	3,250
Thereafter	4,594
$98,759